Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Quarterly Results Of Operations

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year Ended December 31, 2012

Total interest income	$109,187	$109,283	$111,951	$114,779
Total interest expense	17,326	16,111	15,225	14,789

Net interest income	91,861	93,172	96,726	99,990
Provision for credit losses	2,857	8,895	4,053	4,866

Net interest income after provision for loan losses	89,004	84,277	92,673	95,124
Gain (loss) on sale of investments, net	2,836	901	41	(4)
Other noninterest income	34,560	40,793	46,512	50,358
Noninterest expense	99,873	109,022	109,848	113,441

Income before income taxes	26,527	16,949	29,378	32,037
Income tax expense	7,134	4,389	8,144	8,829

Net income	$19,393	$12,560	21,234	$23,208
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$19,393	$12,560	$21,234	$23,208
Earnings allocated to unvested restricted stock	(364)	(240)	(406)	(428)

Earnings available to common shareholders - Diluted	$19,029	$12,320	$20,828	$22,780

Earnings per share - basic	$0.66	$0.43	$0.73	$0.79
Earnings per share - diluted	0.66	0.43	0.73	0.79

(Dollars in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Year ended December 31, 2011

Total interest income	$99,434	$97,127	$111,966	$111,799
Total interest expense	20,686	21,162	20,995	19,226

Net interest income	78,748	75,965	90,971	92,573
Provision for credit losses	5,471	9,990	6,127	4,278

Net interest income after provision for loan losses	73,277	65,975	84,844	88,295
Gain (Loss) on sale of investments, net	47	1,428	1,206	793
Other noninterest income	28,248	29,560	35,914	34,662
Noninterest expense	81,732	92,706	99,566	99,726

Income before income taxes	19,840	4,257	22,398	24,024
Income tax expense	5,193	(929)	6,051	6,667

Net income	$14,647	$5,186	16,347	$17,357
Preferred stock dividends	—	—	—	—

Income available to common shareholders	$14,647	$5,186	$16,347	$17,357
Earnings allocated to unvested restricted stock	(291)	(87)	(290)	(307)

Earnings available to common shareholders - Diluted	$14,356	$5,099	$16,057	$17,050

Earnings per share - basic	$0.54	$0.19	$0.55	$0.59
Earnings per share - diluted	0.54	0.18	0.54	0.59

Effect of Error Corrections on Statement of Cash Flows Quarterly Results

(Dollars in thousands)	As Previously Reported	Adjustment	As Adjusted

Selected Cash Flow Data

2012
For the Three Months Ended March 31, 2012
(Increase) decrease in other assets	$4,200	$684	$4,884
Net Cash (Used in) Provided by Operating Activities	54,243	684	54,927
Increase in loans receivable, net, excluding loans acquired	(101,618)	(684)	(102,302)
Net Cash (Used in) Provided by Investing Activities	$(46,994)	$(684)	$(47,678)

For the Six Months Ended June 30, 2012
(Increase) decrease in other assets	$(11,609)	$10,633	$(976)
Net Cash (Used in) Provided by Operating Activities	19,303	10,633	29,936
Increase in loans receivable, net, excluding loans acquired	(351,982)	(10,633)	(362,615)
Net Cash (Used in) Provided by Investing Activities	$(310,258)	$(10,633)	$(320,891)

For the Nine Months Ended September 30, 2012
(Increase) decrease in other assets	$(23,963)	$33,786	$9,823
Net Cash (Used in) Provided by Operating Activities	10,239	33,786	44,025
Increase in loans receivable, net, excluding loans acquired	(596,443)	(33,786)	(630,229)
Net Cash (Used in) Provided by Investing Activities	$(304,863)	$(33,786)	$(338,649)

2011
For the Three Months Ended March 31, 2011
(Increase) decrease in other assets	$4,918	$6,784	$11,702
Net Cash (Used in) Provided by Operating Activities	51,884	6,784	58,668
Increase in loans receivable, net, excluding loans acquired	(72,086)	(6,784)	(78,870)
Net Cash (Used in) Provided by Investing Activities	$(1,201)	$(6,784)	$(7,985)

For the Six Months Ended June 30, 2011
(Increase) decrease in other assets	$(23,018)	$26,706	$3,688
Net Cash (Used in) Provided by Operating Activities	42,598	26,706	69,304
Increase in loans receivable, net, excluding loans acquired	(275,961)	(26,706)	(302,667)
Net Cash (Used in) Provided by Investing Activities	$19,338	$(26,706)	$(7,368)

For the Nine Months Ended September 30, 2011
(Increase) decrease in other assets	$(29,742)	$30,184	$442
Net Cash (Used in) Provided by Operating Activities	(14,066)	30,184	16,118
Increase in loans receivable, net, excluding loans acquired	(322,254)	(30,184)	(352,438)
Net Cash (Used in) Provided by Investing Activities	$215,382	$(30,184)	$185,198